Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss) components, net of tax, are shown in the following table for the years ended December 31, 2013, 2012 and 2011.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Unrealized net holding loss on cash flow hedge	Total
Beginning balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)
Other comprehensive gain (loss) before reclassifications	19,766	(39,448)	—	$(19,682)
Amounts reclassified from accumulated other comprehensive income	1,770	11	—	$1,781
Net current period other comprehensive income (loss)	21,536	(39,437)	—	$(17,901)
Ending balance at December 31, 2013	$(5,598)	$(29,821)	$—	$(35,419)

Beginning balance at December 31, 2011	$(20,954)	$12,673	$(550)	$(8,831)
Net current period other comprehensive income (loss)	(6,180)	(3,057)	550	$(8,687)
Ending balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)

Beginning balance at January 1, 2011	$(15,927)	$15,121	$(1,062)	$(1,868)
Net current period other comprehensive income (loss)	(5,027)	(2,448)	512	$(6,963)
Ending balance at December 31, 2011	$(20,954)	$12,673	$(550)	$(8,831)

During the year ended December 31, 2013, there was $17,000 ($11,000 net of tax) reclassified out of accumulated other comprehensive income due to an other-than-temporary impairment charge on an available-for-sale security. This charge was recorded within miscellaneous expense on the Consolidated Statement of Income. During the year ended December 31, 2011, $28.8 million ($18.7 million after-tax) was reclassified out of accumulated other comprehensive income (loss) due to gains recognized in net income as the result of the sale of securities. These gains were recorded within net gain on sales of securities on the Consolidated Statement of Income.

The following table provides information concerning significant amounts reclassified out of accumulated other comprehensive income (loss) related to Pension Plan assets and benefit obligations for the year ended December 31, 2013:

Year ended December 31, 2013 (in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Consolidated Statement of Income
Amortization of defined benefit pension items
Amortization of prior service cost	$20	Salaries and employee benefits
Amortization of net loss	2,703	Salaries and employee benefits
Total income before income taxes	2,723
Federal income taxes	953
Net of tax	$1,770
Other comprehensive income (loss) components, net of tax, are shown in the following table for the years ended December 31, 2013, 2012 and 2011.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Unrealized net holding loss on cash flow hedge	Total
Beginning balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)
Other comprehensive gain (loss) before reclassifications	19,766	(39,448)	—	$(19,682)
Amounts reclassified from accumulated other comprehensive income	1,770	11	—	$1,781
Net current period other comprehensive income (loss)	21,536	(39,437)	—	$(17,901)
Ending balance at December 31, 2013	$(5,598)	$(29,821)	$—	$(35,419)

Beginning balance at December 31, 2011	$(20,954)	$12,673	$(550)	$(8,831)
Net current period other comprehensive income (loss)	(6,180)	(3,057)	550	$(8,687)
Ending balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)

Beginning balance at January 1, 2011	$(15,927)	$15,121	$(1,062)	$(1,868)
Net current period other comprehensive income (loss)	(5,027)	(2,448)	512	$(6,963)
Ending balance at December 31, 2011	$(20,954)	$12,673	$(550)	$(8,831)